EXPENSES BY NATURE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EXPENSES BY NATURE
Depreciation and amortisation	R$ (2,092,551)	R$ (2,535,955)	R$ (2,607,909)
Labor expenses	(5,514,721)	(6,508,834)	(7,018,129)
Raw material and consumption material	(23,423,950)	(22,863,693)	(27,126,417)
Freight	(2,281,773)	(2,279,459)	(2,538,071)
Impairment of assets	(1,114,807)	(2,917,911)	(4,996,240)
Gains and losses on assets held for sale and sales of interest in subsidiaries and associates	(721,682)	(58,223)
Reversal of contingent liabilities, net	929,711
Other expenses/income, net	(1,563,177)	(2,111,181)	(2,485,485)
Total Expenses	R$ (35,782,950)	R$ (39,275,256)	R$ (46,772,251)